Investments - Summary of Short-term Investments Classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Held-to-maturity debt investments	$ 1,806,449	$ 135,248